Shareholders' Capital (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Amount
Redemption of restricted shares		$ 0.8	$ 0.0
Common shares repurchased		17.5	12.7
Shareholders’ capital		$ 16,706.9	$ 16,451.5
Percent of public float	5.00%
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)		530,035,922	529,399,923
Issued on capital acquisitions (in shares)		50,000,000	0
Issued on redemption of restricted stock (in shares)		2,109,241	2,801,599
Issued on exercise of stock options (in shares)		155,869	0
Common shares repurchased (in shares)	(26,462,509)	(2,817,000)	(2,165,600)
Common shares, end of year (in shares)		579,484,032	530,035,922
Amount
Common shares, beginning of year		$ 16,707.6	$ 16,705.1
Issued on capital acquisitions		264.5	0.0
Redemption of restricted shares		8.5	15.2
Issued on exercise of stock options		0.3	0.0
Common shares repurchased		(17.5)	(12.7)
Common shares, end of year		16,963.4	16,707.6
Cumulative share issue costs, net of tax		(256.5)	(256.1)
Shareholders’ capital		$ 16,706.9	$ 16,451.5